Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,115,266	$ 172,167	¥ 2,103,068
Restricted cash	17,585	2,715	7,478
Short term investments	2,026,256	312,800	688,900
Accounts receivable, net of allowance for doubtful accounts of RMB16,587 and RMB13,246 (US$2,045) as of December 31, 2014 and 2015, respectively (Note 2(e))	241,264	37,245	186,150
Insurance premium receivables	1,526	236	472
Other receivables (Note 4)	51,828	8,001	88,149
Amounts due from related parties (Note 15)	36,508	5,636	209,601
Other current assets	22,828	3,524	17,908
Total current assets	3,513,061	542,324	3,301,726
Non-current assets:
Property, plant, and equipment, net (Note 5)	34,145	5,271	47,171
Goodwill, net (Note 6)	133,474	20,605	133,474
Intangible assets, net (Note 2(g))	19,708	3,042	31,598
Deferred tax assets (Note 11)	1,658	256	2,638
Investment in affiliates (Note 7)	284,194	43,872	219,703
Other non-current assets	28,188	4,351	12,176
Total non-current assets	501,367	77,397	446,760
Total assets	4,014,428	619,721	3,748,486
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs") without recourse to CNinsure Inc. of RMB4,453 and RMB4,141 (US$639) as of December 31, 2014 and 2015, respectively)	160,891	24,837	128,765
Insurance premium payables (including insurance premium payables of the consolidated VIEs without recourse to CNinsure Inc. of RMB268 and RMB1,680 (US$259) as of December 31, 2014 and 2015, respectively)	5,187	801	2,942
Other payables and accrued expenses (including other payables and accrued expenses of the consolidated VIEs without recourse to CNinsure Inc. of RMB7,099 and RMB5,720 (US$883) as of December 31, 2014 and 2015, respectively) (Note 9)	213,562	32,968	109,412
Accrued payroll (including accrued payroll of the consolidated VIEs without recourse to CNinsure Inc. of RMB1,083 and RMB1,625 (US$251) as of December 31, 2014 and 2015, respectively )	48,150	7,433	40,096
Income taxes payable (including income taxes payable of the consolidated VIEs without recourse to CNinsure Inc. of RMB2,571 and RMB1,152 (US$178) as of December 31, 2014 and 2015, respectively)	60,658	9,364	54,225
Total current liabilities	488,448	75,403	335,440
Non-current liabilities:
Other tax liabilities (Note 11)	70,354	10,861	53,855
Deferred tax liabilities (Note 11)	22,057	3,405	24,931
Total non-current liabilities	92,411	14,266	78,786
Total liabilities	¥ 580,859	$ 89,669	¥ 414,226
Commitments and contingencies (Note 16)
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 1,150,565,906 and 1,155,059,526 as of December 31, 2014 and 2015, respectively) (Note 12)	¥ 8,592	$ 1,326	¥ 8,563
Additional paid-in capital	2,454,244	378,870	2,601,401
Statutory reserves	302,115	46,639	198,422
Retained earnings	871,356	134,514	764,963
Accumulated other comprehensive loss	(50,048)	(7,726)	(105,106)
Subscription receivables (Note 2(m))	(268,829)	(41,500)	(257,491)
Total shareholders’ equity	3,317,430	512,123	3,210,752
Noncontrolling interests	116,139	17,929	123,508
Total equity	3,433,569	530,052	3,334,260
Total liabilities and equity	4,014,428	619,721	3,748,486
Variable Interest Entities Without Recourse [Member]
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs") without recourse to CNinsure Inc. of RMB4,453 and RMB4,141 (US$639) as of December 31, 2014 and 2015, respectively)	4,141	639	4,453
Insurance premium payables (including insurance premium payables of the consolidated VIEs without recourse to CNinsure Inc. of RMB268 and RMB1,680 (US$259) as of December 31, 2014 and 2015, respectively)	1,680	259	268
Other payables and accrued expenses (including other payables and accrued expenses of the consolidated VIEs without recourse to CNinsure Inc. of RMB7,099 and RMB5,720 (US$883) as of December 31, 2014 and 2015, respectively) (Note 9)	5,720	883	7,099
Accrued payroll (including accrued payroll of the consolidated VIEs without recourse to CNinsure Inc. of RMB1,083 and RMB1,625 (US$251) as of December 31, 2014 and 2015, respectively )	1,625	251	1,083
Income taxes payable (including income taxes payable of the consolidated VIEs without recourse to CNinsure Inc. of RMB2,571 and RMB1,152 (US$178) as of December 31, 2014 and 2015, respectively)	¥ 1,152	$ 178	¥ 2,571